Summary of significant accounting policies (Details) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017 USD ($) subsidiary	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) subsidiary	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2017 USD ($) segment subsidiary customer	Dec. 31, 2016 USD ($) subsidiary customer	Dec. 31, 2015 USD ($) subsidiary customer
Summary of significant accounting policies
Number of operating segments | segment									1
Concentration of credit risk
Allowance for doubtful accounts	$ 0				$ 0				$ 0	$ 0
Impairment of long-lived assets
Impairment charges									0	0	$ 0
Disaggregation of revenue
Revenues	9,222	$ 7,100	$ 5,179	$ 5,631	3,777	$ 1,621	$ 2,052	$ 2,583	$ 27,132	10,033	3,792
Product returns
Return time period for expired product prior to expiry date									6 months
Return time period for expired product after expiry date									12 months
Advertising costs
Advertising costs									$ 400	7,400	$ 0
Income taxes
Deferred tax assets, net of valuation allowance	$ 0				$ 0				$ 0	$ 0
Revenues And Deferred Revenues | Customer Concentration Risk
Concentration of credit risk
Concentration Risk, Number | customer									14	13
Accounts Receivable | Customer Concentration Risk
Concentration of credit risk
Concentration Risk, Number | customer									14	11
Accounts Receivable | Customer Concentration Risk | Major Customers
Concentration of credit risk
Concentration Risk, Number | customer									3	3
Concentration Risk, Percentage									94.00%	98.00%
Total Net Revenues | Customer Concentration Risk | Major Customers
Concentration of credit risk
Concentration Risk, Number | customer									3	2	4
Concentration Risk, Percentage									93.00%	82.00%
Adzenys XR-ODT
Disaggregation of revenue
Revenues									$ 20,377	$ 3,803
Cotempla XR-ODT
Intangible assets
Useful life									15 years
Disaggregation of revenue
Revenues									$ 1,590
Adzenys ER
Intangible assets
Useful life									15 years
Generic Tussionex
Intangible assets
Useful life									10 years
Disaggregation of revenue
Revenues									$ 5,165	$ 6,230	$ 3,792
Product returns
Return period of Tussionex product (in years)									3 years
Minimum
Property and equipment
Property and equipment - Useful life									3 years
Intangible assets
Useful life									10 years
Maximum
Property and equipment
Property and equipment - Useful life									10 years
Intangible assets
Useful life									20 years
Wholly-owned subsidiaries
Summary of significant accounting policies
Number of wholly-owned subsidiaries | subsidiary	4				4				4	4	4